Investment properties (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of investment property [text block] [Abstract]
Schedule of investment properties
	Land – Farms	Buildings and improvements	Opening of area	Total in operation	Construction in progress	2020

Opening balance	410,561	39,658	78,832	529,051	19,666	548,717
Acquisitions	24,861	197	445	25,503	16,029	41,532
Acquisitions – business combinations	197,710	7,906	-	205,616	-	205,616
Disposals	(4,199)	(301)	(1,559)	(6,059)	-	(6,059)
Transfers	-	6,469	12,528	18,997	(18,997)	-
(-) Depreciation / amortization	-	(1,830)	(8,257)	(10,087)	-	(10,087)
Effect of conversion	57,118	4,896	22,544	84,558	(6,016)	78,542

Net book balance	686,051	56,995	104,533	847,579	10,682	858,261

At June 30, 2020
Total cost	686,051	69,276	177,255	932,582	10,682	943,264
Accumulated depreciation	-	(12,281)	(72,722)	(85,003)	-	(85,003)
Net book balance	686,051	56,995	104,533	847,579	10,682	858,261

Annual depreciation rates (weighted average) - %		4-20	05-20

	Land – Farms	Buildings and improvements	Opening of area	Total in operation	Construction in progress	2021
At June 30, 2021
Opening balance	686,051	56,995	104,533	847,579	10,682	858,261
Acquisitions	313	144	482	939	54,253	55,192
Acquisitions – business combination	124,253	11,683	-	135,936	81	136,017
Disposals	(1,652)	(443)	(1,582)	(3,677)	-	(3,677)
Transfers	-	2,861	11,293	14,154	(15,665)	(1,511)
(-) Depreciation / amortization	-	(2,341)	(9,375)	(11,716)	-	(11,716)
Effect of conversion	(27,714)	(2,285)	(4,570)	(34,569)	(897)	(35,466)
Net book balance	781,251	66,614	100,781	948,646	48,454	997,100

At June 30, 2021
Total cost	781,251	79,325	179,209	1,039,785	48,454	1,088,239
Accumulated depreciation	-	(12,711)	(78,428)	(91,139)	-	(91,139)
Net book balance	781,251	66,614	100,781	948,646	48,454	997,100

Annual depreciation rates (weighted average) - %		3	5

Schedule of fair values of the investment properties
		Hectares				Fair value*		Cost value**
Farm	State	2021	2020	Real estate	Acquisition	2021	2020	2021	2020

Jatobá	Bahia	13,276	14,930	Jaborandi Ltda	Mar-07	386,391	242,504	29,612	28,352
Alto Taquari	Mato Grosso	5,103	5,103	Mogno Ltda	Aug-07	304,710	194,504	33,547	33,259
Araucária	Goiás	5,534	5,534	Araucária Ltda	Apr-07	333,233	190,276	46,166	45,488
Chaparral	Bahia	37,182	37,182	Cajueiro Ltda	Nov-07	766,971	417,660	91,737	89,558
Nova Buriti	Minas Gerais	24,212	24,212	Flamboyant Ltda	Dec-07	33,829	35,313	23,448	23,454
Preferência	Bahia	17,799	17,799	Cajueiro Ltda	Sep-08	89,436	68,160	28,350	27,067
São José	Maranhão	17,566	17,566	Ceibo Ltda	Feb-17	407,025	247,572	112,463	110,443
Marangatu y Udra	Boqueron Paraguay	59,585	59,585	Agropecuaria Moroti S/A	Feb-18	449,590	235,270	211,362	232,976
Arrojadinho Farm	Bahia	16,642	16,642	Agrifirma Agro Ltda.	Jan-20	214,208	88,482	96,076	84,825
Rio do Meio Farm	Bahia	12,288	12,288	Agrifirma Agro Ltda.	Jan-20	252,328	122,687	117,912	120,791
Serra Grande Farm	Piaui	4,489	4,489	Imobiliaria Cremaq	Apr-20	71,790	30,273	36,739	26,091
Acres del Sud	Bolivia	9,875	-	Acres Del Sud	Feb-21	209,441	-	124,697	-
		223,551	215,330			3,518,952	1,872,701	952,109	822,304

(*)	The fair value of the investment property on June 30, 2021 was R$3,518,952 (R$1,872,701 June 30, 2020). The fair value was determined based on a comparative market approach and was prepared by the Company’s specialists. The comparable sales value of investment properties is adjusted considering the specific aspects of each property, where the price per hectare is the most relevant assumption. The fair value presented is considered as level 3 in the fair value hierarchy and there were no reclassifications among levels in the year.

(**)	At June 30, 2021 the cost value of R$952,109 (R$822,304 at June 30, 2020) is not comparable to that disclosed in the “Investment properties” note, since the note contemplates investments made in certain partnerships (leased farms), which are not an integral part of the Company’s portfolio of owned farms.